Note 10 - Income Tax Provision (Details Textual) - CAD ($) $ in Thousands	3 Months Ended				9 Months Ended
	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Statement Line Items [Line Items]
Tax income (expense)	$ 2,137		$ 1,997		$ 6,046	$ 6,181
Applicable tax rate		27.00%		27.00%